CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Current assets:
Cash	$ 9,352,538	$ 21,756
Inventory		20,951
Prepaid expenses and deposits	281,475	5,999
Total current assets	9,634,013	48,706
Intangible Software, net	178,403
Total assets	9,812,416	48,706
Current liabilities:
Accounts payable and accrued liabilities	705,605	1,115,473
Accounts payable - related parties	18,296	126,183
Note payable	146,250
Deferred Revenue	38,250
Due to shareholder		3,758
Total current liabilities	908,401	1,245,414
Total liabilities	908,401	1,245,414
Commitment and contingencies
Stockholders' equity (deficit):
Ordinary Shares, $0.0001 par value, 492,000,000 shares Authorised; 15,520,269 and 9,949,731 issued and outstanding as of March 31, 2023 and 2022	1,557	999
Reserves	20,921,005	5,363,188
Accumulated deficit	(11,794,460)	(6,336,966)
Accumulated other loss	(1,688)	(1,799)
Total stockholders' equity (deficit) (Virax)	9,126,414	(974,578)
Non-controlling interests	(222,399)	(222,130)
Total stockholders' equity (deficit)	8,904,015	(1,196,708)
Total liabilities and stockholders' equity (deficit)	$ 9,812,416	$ 48,706